Statements Of Net Assets Available For Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 2,321,276,526	$ 2,104,436,481
Investment in insurance contract, at contract value	125,030,278	132,183,456
Total investments	2,446,306,804	2,236,619,937
Receivables:
Participant contributions	2,585,906	0
Employer contributions	53,945,192	68,757,778
Notes receivable from participants	101,091,275	95,660,541
Total receivables	157,622,373	164,418,319
Net assets available for benefits	2,603,929,177	2,401,038,256
Mutual Funds
Investments, at fair value:
Total investments, at fair value	993,389,388	817,445,456
Old Dominion Freight Line, Inc. Common Stock
Investments, at fair value:
Total investments, at fair value	453,993,043	547,228,495
Self-directed Brokerage Accounts
Investments, at fair value:
Total investments, at fair value	16,610,569	14,667,567
Collective Trust Funds
Investments, at fair value:
Total investments, at fair value	524,820,970	444,858,629
Pooled Separate Accounts
Investments, at fair value:
Total investments, at fair value	$ 332,462,556	$ 280,236,334